ESTIMATION OF FAIR VALUE - Measurements of fair value of assets on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Assets	$ 301,181,596	$ 295,591,236
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	44,913,854	40,403,000
Recurring fair value measurement [member] | Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,830,916	3,507,231
Recurring fair value measurement [member] | Service concession arrangements [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,830,916	3,507,231
Recurring fair value measurement [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	30,442,045	26,224,070
Recurring fair value measurement [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	7,115,269	3,762,265
Recurring fair value measurement [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	7,113,380	3,760,887
Recurring fair value measurement [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	23,326,776	22,461,805
Recurring fair value measurement [member] | Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	5,794,832	2,821,401
Recurring fair value measurement [member] | Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	16,790,793	15,552,872
Recurring fair value measurement [member] | Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	155,737	194,150
Recurring fair value measurement [member] | Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	863,788	789,248
Recurring fair value measurement [member] | Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	32,079	57,600
Recurring fair value measurement [member] | Securities issued or secured by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,507,038	3,396,455
Recurring fair value measurement [member] | Securities issued by central banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	145,489	194,098
Recurring fair value measurement [member] | Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,084,461	651,807
Recurring fair value measurement [member] | Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,142,647	1,622,904
Recurring fair value measurement [member] | Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	6,406	11,349
Recurring fair value measurement [member] | Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	214,571	53,807
Recurring fair value measurement [member] | Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	39,865	24,580
Recurring fair value measurement [member] | Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,889	1,378
Recurring fair value measurement [member] | Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	662,450	852,421
Recurring fair value measurement [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	7,377,523	7,515,847
Recurring fair value measurement [member] | Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	6,260,174	6,039,115
Recurring fair value measurement [member] | Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,117,349	1,476,732
Recurring fair value measurement [member] | Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,077,567	2,041,405
Recurring fair value measurement [member] | Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	48,662	20,854
Recurring fair value measurement [member] | Currency forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,666,852	1,227,660
Recurring fair value measurement [member] | Currency forward [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	687	4,830
Recurring fair value measurement [member] | Bond forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	19,258	4,418
Recurring fair value measurement [member] | Interest rate swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	308,368	524,528
Recurring fair value measurement [member] | Interest rate swap contract [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	47,975	16,024
Recurring fair value measurement [member] | Currency swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	20,195	157,747
Recurring fair value measurement [member] | Currency Options [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	62,894	127,052
Recurring fair value measurement [member] | Non-financial assets
Disclosure of fair value measurement of assets [line items]
Assets	1,137,141	1,093,593
Recurring fair value measurement [member] | Biological assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	230,672	212,630
Recurring fair value measurement [member] | Investment property [member]
Disclosure of fair value measurement of assets [line items]
Assets	906,469	880,963
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	22,599,214	18,138,964
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	21,597,917	17,263,775
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	5,693,319	2,536,952
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	5,693,319	2,536,952
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	15,904,598	14,726,823
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	5,692,937	2,536,952
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	14,223,066	12,592,025
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	538,200	510,913
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	382
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,141,875	1,622,089
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,457	1,796
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	1,001,085	875,189
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	8,949	4,040
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	992,136	871,149
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	212
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Interest rate swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	212
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	14,574,468	15,359,549
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	8,842,239	8,958,912
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,420,061	1,223,935
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,420,061	1,223,935
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	7,422,178	7,734,977
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	101,895	284,449
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,567,727	2,960,847
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	155,737	194,150
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	325,588	278,335
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	31,697	57,600
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,365,163	1,774,366
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by central banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	145,489	194,098
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,084,461	651,807
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,142,647	1,622,899
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	6,406	11,349
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	214,571	53,807
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	39,865	24,580
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	660,993	850,625
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	3,606,212	4,338,378
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,605,832	4,338,026
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	380	352
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,077,355	2,041,405
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	48,662	20,854
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,666,852	1,227,660
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency forward [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	687	4,830
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Bond forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	19,258	4,418
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest rate swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	308,156	524,528
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest rate swap contract [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	47,975	16,024
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	20,195	157,747
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency Options [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	62,894	127,052
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	7,740,172	6,904,487
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,830,916	3,507,231
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Service concession arrangements [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,830,916	3,507,231
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,889	1,383	$ 88,821	$ 95,349
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,889	1,378
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		5
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		5
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,889	1,378
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	2,770,226	2,302,280	1,357,164	1,159,963
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,645,393	1,697,049
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	124,833	605,231
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Non-financial assets
Disclosure of fair value measurement of assets [line items]
Assets	1,137,141	1,093,593
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Biological assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	230,672	212,630	154,986	122,675
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Investment property [member]
Disclosure of fair value measurement of assets [line items]
Assets	$ 906,469	$ 880,963	$ 852,935	$ 808,556